Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables		$ 97,221	$ 98,515
Other payables		301,093	57,077
Amount due to directors	[1]	98,465	275,849
Accruals		429,890	267,052
Total		$ 926,669	$ 698,493

[1]	The amount due to directors are non-trade in nature, unsecured, non-interest bearing and repayable on demand.